UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      84
Form 13F Information Table Value Total:	$117,743 (thousands)

List of Other Included Managers:
NONE

                                    TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER                CLASS         CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
        --------------              --------        -----    -------- ------- --- ---- -------  --------   ----  ------  ----
AT&T Inc.                      COM                00206R102     3668    93918 SH      SOLE                89,298       0  4620
America Movil SAB DE CV Series SPONS ADR L SHS    02364W105      979    20484 SH      SOLE                19,484       0  1000
American Intl Group Inc        COM                 26874107      210     3120 SH      SOLE                 3,120       0
Apache Corp                    COM                 37411105      891    12607 SH      SOLE                11,287       0  1320
Apple Inc                      COM                 37833100     2129    23060 SH      SOLE                21,760       0  1300
AvalonBay Cmntys Inc.          COM                 53484101      670     5155 SH      SOLE                 4,875       0   280
Bank Of America Corporation    COM                 60505104     3431    67254 SH      SOLE                67,254       0
Berkley W R Corp               COM                 84423102     1580    48060 SH      SOLE                45,860       0  2200
Berkshire Hathaway Inc Cl A    CL A                84670108      545        5 SH      SOLE                     5       0
Berkshire Hathaway Inc Cl B    CL B                84670207     5515     1529 SH      SOLE                 1,425       0   104
Boeing Co                      COM                 97023105      285     3200 SH      SOLE                 3,200       0
Burlingtn Northern Santa Fe C  COM                12189T104     1950    24431 SH      SOLE                23,281       0  1150
Chesapeake Energy Corp         COM                165167107     1559    50470 SH      SOLE                48,430       0  2040
CME Group, Inc.                COM                167760107      684     1285 SH      SOLE                 1,225       0    60
Cisco Systems Inc              COM                17275R102     1073    42030 SH      SOLE                39,190       0  2840
Conocophillips                 COM                20825C104     1194    17672 SH      SOLE                17,072       0   600
DST Systems Inc                COM                233326107      203     2700 SH      SOLE                 2,700       0
Eaton Vance Corp Non-Voting    COM NON VTG        278265103      965    27580 SH      SOLE                26,040       0  1540
Exelon Corporation             COM                30161N101     1856    27130 SH      SOLE                26,430       0   700
Expeditors Intl Wash Inc       COM                302130109      557    13480 SH      SOLE                12,540       0   940
Exxon Mobil Corporation        COM                30231G102     4040    54067 SH      SOLE                52,867       0  1200
Firstenergy Corp               COM                337932107      331     5000 SH      SOLE                 5,000       0
Fortune Brands Inc             COM                349631101      698     9010 SH      SOLE                 8,550       0   460
Franklin Res Inc               COM                354613101      618     5112 SH      SOLE                 4,762       0   350
Freeport-McMoRan Copper & Gold COM                35671D857     2321    35350 SH      SOLE                33,660       0  1690
Genentech Inc                  COM NEW            368710406      854    10400 SH      SOLE                 9,620       0   780
General Dynamics Corp          COM                369550108      817    10890 SH      SOLE                10,040       0   850
General Electric Company       COM                369604103     1566    44701 SH      SOLE                43,287       0  1414
Gildan Activewear Inc          COM                375916103      479     8140 SH      SOLE                 7,660       0   480
Gilead Sciences Inc            COM                375558103      885    11550 SH      SOLE                10,970       0   580
Goldman Sachs Group Inc        COM                38141G104     2218    10862 SH      SOLE                10,102       0   760
Google Inc Class A             CL A               38259P508      991     2163 SH      SOLE                 2,011       0   152
Graco Incorporated             COM                384109104     1246    32130 SH      SOLE                30,130       0  2000
Great Plains Energy Inc        COM                391164100      289     8900 SH      SOLE                 8,900       0
Harrah's Entmt Inc             COM                413619107      384     4630 SH      SOLE                 4,130       0   500
Harris Corp Del                COM                413875105      425     8340 SH      SOLE                 7,660       0   680
Honda Motor Co Ltd Adr         AMERN SHS          438128308      916    26270 SH      SOLE                24,710       0  1560
Honeywell Intl Inc             COM                438516106      883    19540 SH      SOLE                18,420       0  1120
International Business Machine COM                459200101      351     3724 SH      SOLE                 3,724       0
Intl Game Technology           COM                459902102      602    14900 SH      SOLE                13,530       0  1370
iShares Tr MSCI Brazil Index F MSCI BRAZIL        464286400     1020    20720 SH      SOLE                20,020       0   700
iShares MSCI Japan Index Fd    MSCI JAPAN         464286848      574    41300 SH      SOLE                39,300       0  2000
iShares Tr DJ Sel Div Inx      DJ SEL DIV INX     464287168     4846    69412 SH      SOLE                60,972       0  8440
iShares Tr MSCI Emerging Mkts  MSCI EMERG MKT     464287234     2763    23820 SH      SOLE                22,250       0  1570
iShares Tr MSCI Eafe Index Fd  MSCI EAFE IDX      464287465    11366   150430 SH      SOLE                139,94       0 10490
iShares Tr Cohen & Steer Re Ma COHEN&ST RLTY      464287564     5822    57274 SH      SOLE                54,264       0  3010
iShares Tr DJ US Utilities Idx DJ US UTILS        464287697     1312    13687 SH      SOLE                12,787       0   900
iShares Tr Dow Jones US        DJ US TELECOMM     464287713      927    29795 SH      SOLE                29,795       0
iShares Tr Dow Jones Real Esta DJ US REAL EST     464287739      219     2567 SH      SOLE                 2,567       0
iShares Tr S&P Smallcap 600 Id S&P SMLCAP 600     464287804     1659    24830 SH      SOLE                20,370       0  4460
Johnson & Johnson              COM                478160104     2130    35740 SH      SOLE                33,800       0  1940
Lehman Bros Hldgs Corp         COM                524908100      660     9420 SH      SOLE                 9,020       0   400
Limited Brands Inc             COM                532716107     1382    53240 SH      SOLE                49,780       0  3460
M & T Bank Corp                COM                55261F104      570     4920 SH      SOLE                 4,720       0   200
Market Vectors Gold Miners ETF GOLD MINER ETF     57060U100      500    12625 SH      SOLE                10,335       0  2290
McDonalds Corp                 COM                580135101      231     5119 SH      SOLE                 5,019       0   100
Mid Cap S P D R TRUST          UNIT SER 1         595635103      349     2261 SH      SOLE                 1,561       0   700
Nucor Corp                     COM                670346105     1001    15362 SH      SOLE                14,682       0   680
OGE Energy Corp Hldg Co        COM                670837103      582    15000 SH      SOLE                15,000       0
Pepsico Incorporated           COM                713448108      208     3265 SH      SOLE                 3,265       0
Principal Financial Group      COM                74251V102      800    13460 SH      SOLE                12,690       0   770
Procter & Gamble Co            COM                742718109     1315    21001 SH      SOLE                19,801       0  1200
Resmed Inc                     COM                761152107      304     6040 SH      SOLE                 5,660       0   380
Rohm & Haas Co                 COM                775371107      762    14970 SH      SOLE                14,810       0   160
Rydex S&P Equal Weight Materia MATERIALS ETF      78355W825      348     6290 SH      SOLE                 6,290       0
Rydex S&P Equal Weight Financi FINANCIAL ETF      78355W858      249     4975 SH      SOLE                 4,975       0
Rydex S&P Equal Weight Cons St CONSUMR STAPLE     78355W874      392     7745 SH      SOLE                 7,745       0
SPDR Trust Ser 1               UNIT SER 1         78462F103     1326     9336 SH      SOLE                 9,336       0
Sears Hldgs Corp               COM                812350106     1019     5655 SH      SOLE                 5,155       0   500
Select Sector Healthcare SPDR  SBI HEALTHCARE     81369Y209     2389    72000 SH      SOLE                68,400       0  3600
Select Sector Industrial SPDR  SBI INT-INDS       81369Y704      221     6220 SH      SOLE                 6,220       0
Select Sector Technology SPDR  SBI INT-TECH       81369Y803     4293   185580 SH      SOLE                154,82       0 30760
Select Sector Utilities SPDR T SBI INT-UTILS      81369Y886      778    19585 SH      SOLE                11,260       0  8325
Starbucks Corp                 COM                855244109      602    19210 SH      SOLE                18,330       0   880
Templeton Emrgng Mkt Fd        COM                880191101     1043    62550 SH      SOLE                59,850       0  2700
3M Company                     COM                88579Y101      242     3160 SH      SOLE                 3,160       0
Tortoise Energy Infrastructure COM                89147L100     5212   136227 SH      SOLE                120,09       0 16135
Travelers Companies Inc        COM                89417E109      801    15836 SH      SOLE                14,616       0  1220
UMB Financial Corp             COM                902788108      680    18000 SH      SOLE                18,000       0
US Bancorp Del                 COM NEW            902973304     1390    40290 SH      SOLE                37,130       0  3160
United Technologies Corp       COM                913017109     1557    24320 SH      SOLE                22,460       0  1860
Vanguard Value ETF             VALUE ETF          922908744      257     3760 SH      SOLE                 3,760       0
Wells Fargo & Co New           COM                949746101      432    13020 SH      SOLE                12,500       0   520
XTO Energy Inc.                COM                98385X106     2352    43416 SH      SOLE                40,950       0  2466